CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 3,424,522			$ 2,163,280			$ 10,595,933	$ 3,575,214	$ 7,584,859	$ 5,239,437
Cost of net revenues	1,771,178			954,137			5,298,011	2,179,023	4,689,200	4,685,755
Gross profit (loss)	1,653,344			1,209,143			5,297,922	1,396,191	2,895,659	553,682
Operating expenses:
General and administrative	3,624,841			3,720,863			13,226,308	12,820,841	17,779,903	7,149,210
Sales and marketing	1,225,417			1,307,219			3,971,280	2,401,322	3,810,583	576,469
Distribution	97,737			105,332			522,510	238,774	489,371	342,466
Loss on disposal of property and equipment										(848,927)
Impairment of intangible assets									3,400,000	784,500
Change in fair value of contingent consideration	(702,885)			3,988,493			6,418,355	7,039,394	8,764,460
Total operating expenses	4,245,110			9,121,907			24,138,453	22,500,331	34,244,317	9,701,572
Loss from operations	(2,591,766)			(7,912,764)			(18,840,531)	(21,104,140)	(31,348,658)	(9,147,890)
Other income (expense):
Interest expense	(2,279,016)			(447,842)			(6,050,492)	(2,020,806)	(3,663,921)	(1,599,518)
Other non-operating income (expenses)	(23,690)			(577,441)			2,629,685	(634,654)	1,554,502	32,754
Total other income (expense), net	(2,302,706)			(1,025,283)			(3,420,807)	(2,655,460)	(2,109,419)	(1,566,764)
Income tax benefit (provision)								(1,100,120)	(1,100,120)	13,641
Net loss	$ (4,894,472)	$ (9,533,924)	$ (7,832,942)	$ (8,938,047)	$ (10,697,498)	$ (3,023,935)	$ (22,261,338)	$ (22,659,480)	$ (32,357,957)	$ (10,728,295)
Weighted average common shares outstanding - basic	528,758			117,866			341,229	60,027	76,289	6,642
Weighted average common shares outstanding - diluted	528,758			117,866			341,229	60,027	76,289	6,642
Net loss per common share - basic	$ (9.26)			$ (75.83)			$ (65.24)	$ (377.49)	$ (420.82)	$ (1,615.30)
Net loss per common share - diluted	$ (9.26)			$ (75.83)			$ (65.24)	$ (377.49)	$ (420.82)	$ (1,615.30)